Bank Loan	12 Months Ended
Dec. 31, 2020
Bank Loan [Abstract]
BANK LOAN
11.	BANK LOAN

During the year ended December 31, 2020 The Company entered into a line of credit with a lender for up to a maximum of $750,000 Canadian dollars. The loan is secured by a floating charge on the receivables, inventory, trademarks and a universal lien on all the assets of Signifi Mobile Inc. to a maximum of $CAD $4,000,000. The Export Development Corporation of Canada guarantees 50% of this debt. As of December 31, 2020 the loan balance was $372,848 ($Nil at December 31, 2019). The loan bears interest at the bank’s prime lending rate plus 1.25% and is repayable on demand. Subsequent to the year-end, the Company provided additional collateral in the form of a collateralized term deposit in the amount of $375,000 Canadian dollars.